UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO
JANUARY 31, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 95.5%
	Shares	Value
CONSUMER DISCRETIONARY — 21.7%
Allison Transmission Holdings	4,056	$116,529
Ascena Retail Group*	5,445	102,148
Genesco*	2,332	163,753
Harman International Industries	1,930	199,620
Hasbro	2,159	106,050
Kohl’s	1,544	78,173
Nordstrom	2,372	136,271
Norwegian Cruise Line Holdings*	3,123	109,368
Tupperware Brands	1,593	124,827
Urban Outfitters*	1,607	57,563

		1,194,302

CONSUMER STAPLES — 1.7%
Flowers Foods	4,343	90,986

ENERGY — 5.4%
Cameco	4,278	90,779
Tidewater	1,658	85,967
Whiting Petroleum*	2,075	121,139

		297,885

FINANCIALS — 7.9%
CBRE Group, Cl A*	4,269	113,299
City National	1,506	108,959
Comerica	2,084	95,448
First Republic Bank	2,455	119,141

		436,847

HEALTH CARE — 16.1%
Bruker*	5,211	106,044
CareFusion*	3,200	130,464
Catamaran*	2,224	108,131
CR Bard	667	86,436
Mednax*	3,366	187,284
Salix Pharmaceuticals*	1,820	177,159
Techne	986	89,598

		885,116

INDUSTRIALS — 16.5%
Armstrong World Industries*	2,767	154,067
Cintas	1,931	110,202
IDEX	1,543	111,111
Jacobs Engineering Group*	1,717	104,239
Kansas City Southern	874	92,286
Pentair	1,489	110,677
Ritchie Bros Auctioneers	4,827	110,828

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO
JANUARY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Xylem	3,368	$112,357

		905,767

INFORMATION TECHNOLOGY — 22.2%
Cognizant Technology Solutions, Cl A*	1,263	122,410
FactSet Research Systems	720	76,155
FLIR Systems	3,623	114,921
Linear Technology	2,384	106,183
Microchip Technology	3,675	164,860
MICROS Systems*	1,740	96,622
National Instruments	3,594	104,226
NVIDIA	6,708	105,316
Teradyne	8,695	163,553
Trimble Navigation*	5,145	166,338

		1,220,584

MATERIALS — 1.6%
Air Products & Chemicals	809	85,058

UTILITIES — 2.4%
ITC Holdings	1,300	134,550

TOTAL COMMON STOCK (Cost $4,108,386)		5,251,095

SHORT-TERM INVESTMENT (A) — 2.9%
CASH EQUIVALENT — 2.9%
Dreyfus Treasury Cash Management Fund, Cl A, 0.010% (Cost $159,778)	159,778	159,778

TOTAL INVESTMENTS — 98.4% (Cost $4,268,164) †		$5,410,873

Percentages are based on Net Assets of $5,498,891.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of January 31, 2014.
CI	Class
†	At January 31, 2014, the tax basis cost of the Fund’s investments was $4,268,164, and the unrealized appreciation and depreciation were $1,167,465 and $(24,756), respectively.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO
JANUARY 31, 2014
(Unaudited)

As of January 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2014, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-003-2100

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
JANUARY 31, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 95.3%
	Shares	Value
CONSUMER DISCRETIONARY — 12.8%
Cinemark Holdings	80,500	$2,359,455
Entravision Communications, Cl A	152,900	921,987
Grand Canyon Education*	39,700	1,739,654
Oxford Industries	24,666	1,861,543
Stage Stores	58,400	1,144,640
Texas Roadhouse, Cl A	72,000	1,746,000
Vera Bradley*	62,900	1,510,858

		11,284,137

CONSUMER STAPLES — 3.3%
Pricesmart	18,500	1,681,650
Snyders-Lance	46,300	1,236,673

		2,918,323

ENERGY — 5.6%
Gulfport Energy*	30,900	1,883,355
Helix Energy Solutions Group*	68,200	1,390,598
Sanchez Energy*	60,600	1,665,894

		4,939,847

FINANCIALS — 6.7%
Cathay General Bancorp	59,400	1,395,900
First Cash Financial Services*	28,500	1,400,490
Signature Bank*	8,700	1,061,922
UMB Financial	34,800	2,063,292

		5,921,604

HEALTH CARE — 16.0%
Akorn*	96,500	2,190,550
AMN Healthcare Services*	6,840	103,352
Analogic	26,100	2,496,465
Bruker*	87,500	1,780,625
Hanger Orthopedic Group*	39,900	1,349,019
HealthSouth	44,500	1,384,840
IPC The Hospitalist*	30,600	1,633,428
Owens & Minor	43,750	1,515,500
Team Health Holdings*	38,900	1,678,924

		14,132,703

INDUSTRIALS — 23.7%
Albany International, Cl A	44,600	1,541,822
Allegiant Travel, Cl A	19,600	1,784,972
Forward Air	43,800	1,950,852
Hexcel*	36,900	1,537,992
Korn*	107,300	2,517,258
MasTec*	45,700	1,642,458
Middleby*	7,800	1,923,324
MRC Global*	55,100	1,538,392

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
JANUARY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Polypore International*	39,600	$1,312,740
Steelcase, Cl A	120,800	1,784,216
Tennant	29,200	1,872,596
United Stationers	37,200	1,541,196

		20,947,818

INFORMATION TECHNOLOGY — 24.1%
Ambarella*	70,700	2,264,521
Diebold	29,600	994,264
Electronics for Imaging*	47,300	2,004,101
FARO Technologies*	32,205	1,665,643
FEI	14,400	1,349,568
Hittite Microwave*	33,800	1,938,430
Integrated Device Technology*	221,700	2,139,405
InvenSense, Cl A*	76,700	1,510,223
JDS Uniphase*	111,000	1,475,190
NICE Systems ADR	51,551	2,033,687
Plantronics	32,300	1,386,639
PTC*	73,100	2,608,208

		21,369,879

MATERIALS — 3.1%
Koppers Holdings	29,100	1,149,450
Sensient Technologies	33,600	1,643,712

		2,793,162

TOTAL COMMON STOCK (Cost $63,614,491)		84,307,473

SHORT-TERM INVESTMENT (A) — 3.1%
CASH EQUIVALENT — 3.1%
Dreyfus Treasury Cash Management Fund, Cl A, 0.010% (Cost $2,763,051)	2,763,051	2,763,051

TOTAL INVESTMENTS — 98.4% (Cost $66,377,542) †		$87,070,524

Percentages are based on Net Assets of $88,479,557.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of January 31, 2014.
ADR	American Depositary Receipt
Cl	Class
†	At January 31, 2014, the tax basis cost of the Fund’s investments was $66,377,542, and the unrealized appreciation and depreciation were $21,609,391 and $(916,409), respectively.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
JANUARY 31, 2014
(Unaudited)

As of January 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities . For the period ended January 31, 2014, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-002-2100

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
JANUARY 31, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.3%
	Shares	Value
CONSUMER DISCRETIONARY — 12.9%
Big 5 Sporting Goods	33,500	$574,860
Bravo Brio Restaurant Group*	32,200	481,068
Callaway Golf	79,200	647,064
Capella Education	7,900	492,881
Cavco Industries*	6,800	531,216
Citi Trends*	31,500	504,000
Kona Grill*	32,090	504,134
Shoe Carnival	22,750	561,925
Stein Mart	44,200	547,196
Valuevision Media, Cl A*	96,322	594,307

		5,438,651

CONSUMER STAPLES — 4.2%
Farmer Bros*	25,200	545,076
Inter Parfums	17,200	559,688
SunOpta*	71,800	671,330

		1,776,094

ENERGY — 1.3%
Emerald Oil*	73,123	560,853

FINANCIALS — 4.8%
1st United Bancorp	79,000	573,540
Lakeland Financial	11,600	424,908
Pacific Continental	28,900	407,490
Rockville Financial	45,400	602,912

		2,008,850

HEALTH CARE — 21.6%
Accelrys*	48,700	612,646
AngioDynamics*	41,100	653,901
Anika Therapeutics*	11,174	371,759
Cantel Medical	19,050	603,885
Computer Programs & Systems	8,700	581,334
Hyperion Therapeutics*	24,300	682,344
LHC Group*	25,600	587,264
MedAssets*	22,700	500,308
Natus Medical*	22,200	574,758
Novadaq Technologies*	24,100	493,809
Omnicell*	15,300	395,046
Repligen*	45,700	707,436
SurModics*	19,027	463,878
Trinity Biotech ADR	26,559	689,472
US Physical Therapy	19,700	620,747
Vascular Solutions*	23,800	560,728

		9,099,315

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
JANUARY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — 20.7%
Apogee Enterprises	20,500	$692,900
Astronics*	12,580	762,033
Celadon Group	26,200	544,436
DXP Enterprises*	7,600	729,904
Dynamic Materials	28,200	615,606
Echo Global Logistics*	27,600	560,004
Exponent	9,200	664,424
Heritage-Crystal Clean*	39,000	648,180
John Bean Technologies	24,000	740,880
LB Foster, Cl A	12,000	516,720
Navigant Consulting*	39,400	692,258
NN	25,200	445,788
Park-Ohio Holdings*	15,300	731,340
Pike*	35,600	375,224

		8,719,697

INFORMATION TECHNOLOGY — 26.0%
Digi International*	34,200	352,260
Electro Scientific Industries	46,000	498,640
Envestnet*	10,900	465,975
ePlus*	11,200	604,128
Extreme Networks*	72,400	529,968
Fabrinet*	34,600	639,062
GSI Group*	50,100	540,579
LTX-Credence*	55,200	471,960
MaxLinear, Cl A*	58,300	598,158
Move*	48,600	687,204
Nanometrics*	32,700	553,938
Perficient*	27,200	558,416
Qualys*	25,200	730,296
Silicon Image*	116,800	652,912
Speed Commerce*	107,000	428,000
Stamps.com*	13,900	548,494
Sykes Enterprises*	44,100	924,336
Tangoe*	31,600	576,068
WNS Holdings ADR*	28,590	615,543

		10,975,937

MATERIALS — 4.8%
Horsehead Holding*	45,100	690,932
Landec*	33,600	361,200
Myers Industries	31,600	605,140
Synalloy	24,000	366,960

		2,024,232

TOTAL COMMON STOCK (Cost $30,505,577)		40,603,629

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
JANUARY 31, 2014
(Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT (A) — 4.0%
CASH EQUIVALENT — 4.0%
Dreyfus Treasury Cash Management Fund, Cl A, 0.010% (Cost $1,679,778)	1,679,778	$1,679,778

TOTAL INVESTMENTS — 100.3% (Cost $32,185,355) †		$42,283,407

Percentages are based on Net Assets of $42,171,036.
*	Non-income producing security
(A)	The rate reported is the 7-day effective yield as of January 31, 2014.
ADR	American Depositary Receipt
Cl	Class
†	At January 31, 2014, the tax basis cost of the Fund’s investments was $32,185,355, and the unrealized appreciation and depreciation were $10,518,177 and $(420,125), respectively.

As of January 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2014, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-004-0700

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 31, 2014